Equity-based compensation - Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	849,670	841,305	1,077,840
Weighted average remaining contractual life of outstanding share options	6 years 3 months 18 days
Weighted average exercise price (in CAD per share)	$ 83.59	$ 76.19	$ 66.64
Number of share options exercisable in share-based payment arrangement | shares	568,481	408,115
Weighted average exercise price of shares exercisable (in CAD per share)	$ 75.63	$ 62.71
Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	167,737
Weighted average remaining contractual life of outstanding share options	4 years 4 months 24 days
Weighted average exercise price (in CAD per share)	$ 49.15
Number of share options exercisable in share-based payment arrangement | shares	152,212
Weighted average exercise price of shares exercisable (in CAD per share)	$ 48.45
Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	241,690
Weighted average remaining contractual life of outstanding share options	6 years
Weighted average exercise price (in CAD per share)	$ 67.87
Number of share options exercisable in share-based payment arrangement | shares	198,029
Weighted average exercise price of shares exercisable (in CAD per share)	$ 68.20
Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	185,836
Weighted average remaining contractual life of outstanding share options	7 years 3 months 18 days
Weighted average exercise price (in CAD per share)	$ 90.75
Number of share options exercisable in share-based payment arrangement | shares	127,636
Weighted average exercise price of shares exercisable (in CAD per share)	$ 89.82
Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	254,407
Weighted average remaining contractual life of outstanding share options	9 years 1 month 6 days
Weighted average exercise price (in CAD per share)	$ 116.02
Number of share options exercisable in share-based payment arrangement | shares	90,604
Weighted average exercise price of shares exercisable (in CAD per share)	$ 117.56
Minimum | Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	40.97
Minimum | Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	64.50
Minimum | Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	85.40
Minimum | Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	109.42
Maximum | Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	56.00
Maximum | Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	73.99
Maximum | Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	92.79
Maximum | Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	$ 123.63